Basis of preparation and changes to the Company’s accounting policies	6 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation and changes to the Company’s accounting policies	Basis of preparation and changes to the Company’s accounting policies
2.1. Basis of preparation
The Condensed Consolidated Financial Statements for the six months ended June 30, 2021 are prepared in accordance with IAS 34 Interim Financial Reporting and were authorized for issue in accordance with a resolution of the board of directors on July 27, 2021.
The Condensed Consolidated Financial Statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements as at December 31, 2020.
These Condensed Consolidated Financial Statements for the six months ended June 30, 2021 have been prepared on a going concern assumption. During 2020 and the six months ended June 30, 2021, we financed our operations primarily through gross proceeds from the issuance of shares through public and private offerings ($29.3 million in 2020 and $9.9 million in 2021), government loans ($7.6 million in 2020 of which $2.2 million was converted into equity in May 2020) and convertible notes ($39.6 million in 2021). We expect to continue to incur significant expense related to the development of our 4G and 5G products and expansion of our business, including research and development and sales and administrative expenses. In addition, we will incur expense to meet our commitments to our customers under various purchase orders and contracts. The Company will be required to obtain additional financing, including through a combination of government research and development funding, strategic licensing and/or service agreements, or additional equity or debt offerings, to meet these cash flow needs.
The Company’s internal cash forecast which is built from sales forecasts by products and by customer, assumes a slightly increasing operating cost structure, ongoing and new government funding of research programs and new strategic funding activities. The Company expects to be able to obtain additional funding through one or more possible license agreements, business partnerships or other similar arrangements; or from financing from institutional or strategic investors, from the capital markets, or a combination of the above. However, the Company cannot guarantee if or when any such transactions will occur or whether they will be on satisfactory terms. Furthermore, the effects of COVID-19 coronavirus pandemic as well as industry-wide component shortages may continue to have a negative impact on the production of the Company's products, the Company's ability to source components needed for production or on the demand for the Company's products by customers whose supply chain or end demand are negatively affected by COVID-19 and/or the component shortage, and as a result could affect the Company’s financial condition. The effects of COVID-19 also could negatively impact the ability of the Company to raise funds to meet its financial needs in the next twelve months and beyond.
While the Company has taken and will continue to take actions to obtain new funding, the above factors raise substantial doubt about the Company’s ability to continue as a going concern as there is no assurance that the Company will be successful in satisfying its future cash needs.
2.2. Changes in accounting policy and disclosures
New and amended standards and interpretations
The accounting policies adopted in preparation of the Condensed Consolidated Financial Statements are consistent with those followed in the preparation of the Company’s annual financial statements for the year ended December 31, 2020 except for the following new and amended International Financial Reporting Standards (IFRS) and International Financial Reporting Interpretations Committee (IFRIC) interpretations effective as of January 1, 2021:
•Interest Rate Benchmark Reform – Phase 2 – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: In August 2020, the IASB published Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. With publication of the phase two amendments, the IASB has completed its work in response to IBOR reform. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments are effective for annual reporting periods beginning on or after January 1, 2021.The amendments had no material impact on the Company's financial statements.

•IFRS IC decision on IAS 19: Employee benefits: IFRS IC was referred to the methods for calculating commitments for defined benefit plans for which the granting of rights is conditioned by the presence in the Company at the time of retirement (with loss of all rights in the event of early departure) and whose rights depend on seniority, while being capped at a certain number of years of seniority. For plans reviewed by IFRS IC, the limit may apply at a date prior to retirement. The decision of the IFRS IC concluding, in this case, that no rights are acquired in the event of departure before retirement age and that the rights are capped after a certain number of years of service ("X"), the engagement would only be recorded over the last X years of the employee's career in the company. The Company is currently assessing the impact of the decision.
Standards issued but not yet effective
Standards and interpretations issued but not yet effective up to the date of issue of the Company’s Condensed Consolidated Financial Statements are listed below. The Company intends to adopt these standards when they become effective:
•Amendments to IAS 1: Classification of Liabilities as Current or Non-current: In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is currently assessing the impact of the amendments.

•Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use. In May 2020, the IASB issued Property, Plant and Equipment — Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment. The amendments are not expected to have a material impact on the Company.

•Reference to the Conceptual Framework – Amendments to IFRS 3: In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations. The amendments are intended to update a reference to the Conceptual Framework without significantly changing the requirements of IFRS 3. The amendments will promote consistency in financial reporting and avoid potential confusion from having more than one version of the Conceptual Framework in use. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The amendments are not expected to have a material impact on the Company.
COVID-19
Management has considered what effect the COVID-19 pandemic has on the amounts recognized in the financial statements. Management has identified potential risks related to the impact on the production of the Company's products, on the Company's ability to source components required for production and on the demand for the Company's products by customers impacted by the pandemic. In the six months ended June 30, 2020, the primary impacts on operations of the COVID-19 pandemic were to increase demand in the broadband IoT business and in the six months ended June 30, 2020 and 2021, were to increase certain costs related to a temporary shortage of components and to delay growth in product revenues due to the limits placed on production capacity driven by the component shortages. As of June 30, 2021, the Company has not identified any impact on its assets and liabilities.
2.3. Other information
No impairment tests on property, plant and equipment or on intangible assets were performed as of June 30, 2021 as no events or changes in circumstances indicated that the carrying amount of those assets was not recoverable.
There is no major seasonality in Sequans’ revenue, although the first quarter tends to be seasonally the weakest for product revenue.